Summary of Significant Accounting Policies - Potentially Antidilutive Securities - 10Q (Details) - shares		9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 18, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	541,180	1,384,182	106,911,236
Reverse merger, conversion ratio (in shares)			0.0756	0.0756
Series A-1 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	18,604,653
Series A-2 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	13,291,208
Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	74,405,719
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	541,180	1,384,182	609,656